Subsequent Events (Details Narrative) (10-K) - USD ($)			6 Months Ended	12 Months Ended
	Feb. 27, 2020	Jan. 10, 2020	Jun. 30, 2020	Dec. 31, 2019	Jan. 30, 2020
Number of shares issued, value			$ 1,725,000	$ 210,886
Estimated loss from coronavirus outbreak					$ 3,000,000
Buyer Preferred Stock [Member]
Number of common stock shares issued		431,333
Preferred stock interest rate		2.00%
Stock Purchase Agreement [Member]
Ownership percentage		100.00%
Termination fees		$ 300,000
Stock Purchase Agreement [Member] | Ameri100 Inc [Member]
Ownership percentage		100.00%
Exchange Agreement [Member] | Converted Debt Holder [Member]
Number of common stock shares issued		599,600
Share price, per share		$ 2.495
Number of shares issued, value		$ 1,496,000
Amalgamation Agreement [Member] | Maximum [Member]
Termination fees		$ 500,000
Amalgamation Agreement [Member] | Converted Debt Holder [Member]
Share price, per share		$ 7.50
Number of shares issued, value		$ 1,000,000
Purchase Agreement [Member]
Debt instrument, interest rate	7.25%
Maturity date	Aug. 31, 2020
Purchase Agreement [Member] | Investor [Member]
Proceeds from secured promissory note	$ 1,000,000
Debt instrument, interest rate	7.25%
Maturity date	Aug. 31, 2020